UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS Global Thematic Fund
	Shares	Value ($)
Common Stocks 95.5%
Australia 0.5%
Centamin Egypt Ltd.* (a) (Cost $5,398,497)	2,582,892	5,453,372
Austria 2.3%
Erste Group Bank AG	418,710	20,908,025
Raiffeisen Bank International AG	118,228	6,483,261

(Cost $19,982,424)		27,391,286
Bahrain 0.4%
Aluminium Bahrain 144A (GDR) (Cost $4,443,880)	370,015	4,181,169
Bermuda 0.6%
Frontline Ltd. (b) (c)	240,626	4,432,331
Lazard Ltd. “A” (c)	59,917	2,333,767

(Cost $7,369,764)		6,766,098
Brazil 4.0%
All America Latina Logistica	1,205,366	10,046,308
Gol Linhas Aereas Inteligentes SA (ADR) (b)	465,091	6,050,834
Itau Unibanco Holding SA (ADR) (Preferred)	262,652	5,996,345
SLC Agricola SA	1,088,574	14,054,351
Tam SA (ADR) (b)	197,055	4,347,034
Vale SA (ADR)	230,796	7,445,479

(Cost $44,292,470)		47,940,351
Cayman Islands 0.4%
Herbalife Ltd. (Cost $1,741,813) (c)	85,228	4,796,632
China 2.3%
Bank of China Ltd. “H”*	10,873,093	6,016,520
Home Inns & Hotels Management, Inc. (ADR)*	8,280	338,404
Li Ning Co., Ltd. (b)	1,709,610	2,960,512
Mindray Medical International Ltd. (ADR) (b)	381,690	11,088,094
Trina Solar Ltd. (ADR)* (b)	334,124	7,668,146

(Cost $30,787,310)		28,071,676
Colombia 0.6%
Bancolombia SA (ADR) (Cost $5,509,987)	101,189	6,744,247
Denmark 1.0%
Vestas Wind Systems AS* (b) (Cost $12,990,756)	410,310	12,427,800
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $2,876,087)	1,643,619	5,702,917
France 0.8%
Carrefour SA* (Cost $10,879,989)	222,509	9,872,840
Germany 7.9%
Axel Springer AG	67,946	10,178,876
Commerzbank AG* (b)	1,354,134	6,200,046
Deutsche Lufthansa AG (Registered)	1,130,008	24,580,001
Deutsche Post AG (Registered)	492,904	9,289,844
E.ON AG	421,327	11,954,835
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	89,564	13,774,349
RWE AG	159,203	9,312,157
Siemens AG (Registered)	70,554	9,441,616

(Cost $88,795,959)		94,731,724
Greece 0.3%
Hellenic Exchanges SA (Cost $3,427,344)	476,007	3,769,543
Hong Kong 0.4%
China Metal Recycling Holdings Ltd. (b) (d)	3,085,926	4,334,733
Yingde Gases (d)	980,598	886,758

(Cost $4,385,981)		5,221,491
India 3.0%
Deccan Chronicle Holdings Ltd.*	795,683	1,203,903
ICICI Bank Ltd. (ADR) (b)	284,576	13,571,429
Larsen & Toubro Ltd.	169,394	6,177,997
Mahindra & Mahindra Ltd.	516,112	7,747,844
Reliance Industries Ltd.	334,420	7,059,131

(Cost $36,966,384)		35,760,304
Indonesia 1.6%
PT Semen Gresik (Persero) Tbk	6,451,228	7,332,947
PT Telekomunikasi Indonesia Tbk (ADR) (b)	311,475	11,206,870

(Cost $16,395,167)		18,539,817
Israel 1.6%
NICE Systems Ltd. (ADR)*	96,326	3,429,206
Teva Pharmaceutical Industries Ltd. (ADR)	314,370	16,001,433

(Cost $18,052,348)		19,430,639
Japan 6.2%
Dai-ichi Life Insurance Co., Ltd.	3,259	4,932,133
FANUC Corp.	31,400	4,826,832
Hitachi Ltd.	2,133,000	12,236,306
INPEX Corp.	3,067	22,206,794
Mitsubishi UFJ Financial Group, Inc.	2,055,100	9,512,921
Toyota Motor Corp.	425,100	17,698,881
Toyota Motor Corp. (ADR)	29,409	2,449,475

(Cost $61,977,254)		73,863,342
Kazakhstan 0.0%
Kazakhstan Kagazy PLC 144A (GDR) * (Cost $12,481,723)	2,461,700	270,787
Korea 4.1%
KT&G Corp.	101,382	5,953,280
NHN Corp.*	34,001	6,058,367
POSCO	11,038	4,491,182
Samsung Electronics Co., Ltd.	31,059	26,034,384
SK Telecom Co., Ltd.	39,856	5,905,278

(Cost $44,564,052)		48,442,491
Luxembourg 0.8%
Ternium SA (ADR) (Cost $11,418,661)	319,404	9,933,464
Malaysia 0.4%
Axiata Group Bhd.* (Cost $3,314,004)	2,869,500	4,766,020
Mexico 2.6%
America Movil SAB de CV “L” (ADR)	202,117	10,651,566
Fomento Economico Mexicano SAB de CV (ADR)	112,416	6,961,923
Grupo Aeroportuario del Sureste SAB de CV (ADR) (b)	106,644	6,410,371
Grupo Financiero Banorte SAB de CV “O”	1,485,257	6,907,126

(Cost $29,248,951)		30,930,986
Netherlands 4.1%
Koninklijke (Royal) KPN NV	676,818	9,953,621
QIAGEN NV*	384,649	7,657,999
Unilever NV (CVA)	567,121	18,504,008
VimpelCom Ltd. (ADR) (e)	908,581	12,792,820

(Cost $48,020,779)		48,908,448
Panama 1.7%
Copa Holdings SA “A” (Cost $15,028,902)	326,797	20,421,544
Peru 0.5%
Credicorp Ltd. (Cost $5,076,128)	51,788	5,249,750
Puerto Rico 1.4%
Popular, Inc.* (Cost $16,579,571)	5,694,782	16,514,868
Russia 0.9%
Aeroflot-Russian Airlines	2,071,340	5,540,835
VTB Bank OJSC (GDR) REG S	900,141	5,587,219

(Cost $10,989,542)		11,128,054
South Africa 2.5%
MTN Group Ltd.	538,714	11,500,648
Murray & Roberts Holdings Ltd.	1,054,449	4,361,844
Standard Bank Group Ltd.	635,832	9,598,337
Tiger Brands Ltd.	156,531	4,371,520

(Cost $26,514,268)		29,832,349
Sweden 2.1%
Nordea Bank AB	745,557	8,762,350
Telefonaktiebolaget LM Ericsson “B”	1,128,002	16,724,662

(Cost $20,309,413)		25,487,012
Switzerland 1.0%
EFG International AG*	254,111	3,342,834
Roche Holding AG (Genusschein)	47,453	8,352,513

(Cost $9,353,493)		11,695,347
Thailand 0.1%
Seamico Securities PCL (Foreign Registered)* (Cost $2,627,748)	23,721,700	1,409,210
Turkey 1.2%
Turkiye Garanti Bankasi AS	2,487,653	11,119,300
Turkiye Vakiflar Bankasi TAO “D”	1,461,362	3,393,165

(Cost $14,828,172)		14,512,465
United Kingdom 4.4%
African Minerals Ltd.* (f)	241,897	2,182,308
Anglo American PLC	112,698	5,626,343
Barratt Developments PLC*	4,082,272	7,655,690
GlaxoSmithKline PLC	629,525	13,671,414
Tesco PLC	2,335,047	16,131,381
Vodafone Group PLC	2,729,934	7,600,410

(Cost $46,512,569)		52,867,546
United States 33.3%
Abbott Laboratories	228,258	11,926,480
Advanced Micro Devices, Inc.* (b)	1,383,990	12,013,033
AllianceBernstein Holding LP (b)	103,827	2,161,678
Allscripts Healthcare Solutions, Inc.*	469,371	9,439,051
Apple, Inc.*	102,633	35,698,836
Bank of America Corp.	1,459,237	17,146,035
Calpine Corp.* (b)	679,627	10,731,310
Chevron Corp.	89,953	9,436,969
Cisco Systems, Inc.	514,851	8,649,497
DreamWorks Animation SKG, Inc. “A”*	208,002	4,973,328
Electronic Arts, Inc.* (b)	245,073	5,982,232
Exxon Mobil Corp.	108,161	9,028,199
General Motors Co.* (b)	717,234	22,815,213
Harris Corp.	208,507	10,308,586
Interpublic Group of Companies, Inc.	84,598	1,009,254
iRobot Corp.*	49,353	1,658,261
JPMorgan Chase & Co.	403,029	17,426,974
Kinetic Concepts, Inc.* (b)	212,167	12,589,990
Laboratory Corp. of America Holdings* (b)	143,287	14,447,628
Life Technologies Corp.*	367,132	19,079,850
MasterCard, Inc. “A” (b)	46,359	13,307,351
Medco Health Solutions, Inc.* (b)	142,733	8,543,997
Monsanto Co.	116,340	8,264,794
Morgan Stanley	896,130	21,650,501
NCR Corp.*	569,225	11,111,272
New York Times Co. “A”* (b)	562,489	4,511,162
Newmont Mining Corp.	134,784	7,624,731
Owens-Illinois, Inc.*	185,504	5,958,388
RadioShack Corp. (b)	443,043	6,982,358
Schlumberger Ltd.	96,259	8,251,321
Symantec Corp.*	561,123	10,969,955
The Gap, Inc. (b)	469,902	9,116,099
The Mosaic Co.	212,522	15,057,184
WebMD Health Corp.*	73,912	3,524,124
Whirlpool Corp. (b)	169,387	14,194,631
Williams Companies, Inc.	409,792	12,863,371

(Cost $367,012,673)		398,453,643

Total Common Stocks (Cost $1,060,154,063)		1,141,489,232
Preferred Stock 1.6%
Germany
Volkswagen AG (Cost $17,338,554)	107,740	19,169,882
Rights 0.1%
Germany
Commerzbank AG, Expiration Date 6/6/2011* (b) (Cost $1,027,435)	878,659	1,119,063
Participatory Notes 2.2%
Jordan 0.2%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013 (Cost $2,865,641)	179,132	2,259,527
Nigeria 0.5%
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013*	38,090,572	3,284,055
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/25/2013*	8,857,958	923,469
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/25/2013*	17,333,617	1,674,046

(Cost $5,522,314)		5,881,570
Pakistan 0.2%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $3,339,103)	4,898,777	3,003,029
Saudi Arabia 1.3%
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	313,221	8,957,881
Yanbu National Petrochemicals Co. (issuer HSBC Bank PLC), Expiration Date 1/7/2013	488,325	6,302,480

(Cost $13,968,761)		15,260,361

Total Participatory Notes (Cost $25,695,819)		26,404,487

	Principal Amount ($)	Value ($)
Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,287,010

	Shares	Value ($)
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.14% (g) (h) (Cost $166,860,102)	166,860,102	166,860,102
Cash Equivalents 0.2%
Central Cash Management Fund, 0.13% (g) (Cost $2,624,246)	2,624,246	2,624,246

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,273,700,219) †	113.7	1,358,954,022
Other Assets and Liabilities, Net (b)	(13.7)	(163,229,242)

Net Assets	100.0	1,195,724,780

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,283,491,576.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $75,462,446.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $125,395,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,933,512.

(a)	Security is listed in country of domicile. Significant business activities of company are in Egypt.
(b)
All or a portion of these securities were on loan amounting to $164,560,840. In addition, included in other assets and liabilities, net are pending sales, amounting to $539,519, that are also on loan.  The value of all securities loaned at May 31, 2011 amounted to $165,100,359 which is 13.8% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and Asia.
(f)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2011 the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stock, Rights, Participatory Notes & Other Investments
Financials	242,775,122	20.4%
Information Technology	183,715,957	15.4%
Consumer Discretionary	134,663,772	11.3%
Health Care	132,798,450	11.2%
Industrials	123,922,860	10.4%
Materials	105,591,010	8.9%
Consumer Staples	80,645,935	6.8%
Telecommunication Services	80,080,150	6.7%
Energy	73,278,116	6.2%
Utilities	31,998,302	2.7%
Total	1,189,469,674	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and/or Other Equity Investments(i)
Australia	$—	$5,453,372	$—	$5,453,372
Austria	—	27,391,286	—	27,391,286
Bahrain	—	4,181,169	—	4,181,169
Bermuda	6,766,098	—	—	6,766,098
Brazil	47,940,351	—	—	47,940,351
Cayman Islands	4,796,632	—	—	4,796,632
China	19,094,644	8,977,032	—	28,071,676
Colombia	6,744,247	—	—	6,744,247
Denmark	—	12,427,800	—	12,427,800
Egypt	—	5,702,917	—	5,702,917
France	—	9,872,840	—	9,872,840
Germany	—	115,020,669	—	115,020,669
Greece	—	3,769,543	—	3,769,543
Hong Kong	—	5,221,491	—	5,221,491
India	13,571,429	22,188,875	—	35,760,304
Indonesia	11,206,870	7,332,947	—	18,539,817
Israel	19,430,639	—	—	19,430,639
Japan	2,449,475	71,413,867	—	73,863,342
Kazakhstan	—	270,787	—	270,787
Korea	—	48,442,491	—	48,442,491
Luxembourg	9,933,464	—	—	9,933,464
Malaysia	—	4,766,020	—	4,766,020
Mexico	30,930,986	—	—	30,930,986
Netherlands	12,792,820	36,115,628	—	48,908,448
Panama	20,421,544	—	—	20,421,544
Peru	5,249,750	—	—	5,249,750
Puerto Rico	16,514,868	—	—	16,514,868
Russia	—	11,128,054	—	11,128,054
South Africa	—	29,832,349	—	29,832,349
Sweden	—	25,487,012	—	25,487,012
Switzerland	—	11,695,347	—	11,695,347
Thailand	—	1,409,210	—	1,409,210
Turkey	—	14,512,465	—	14,512,465
United Kingdom	—	52,867,546	—	52,867,546
United States	398,453,643	—	—	398,453,643
Participatory Notes (i)	—	26,404,487	—	26,404,487
Other Investments	—	—	1,287,010	1,287,010
Short-Term Investments(i)	169,484,348	—	—	169,484,348
Total	$795,781,808	$561,885,204	$1,287,010	$1,358,954,022

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Other Investments	Total
	China	Brazil
Balance as of August 31, 2010	$7,858,910	$946,890	$8,805,800
Realized gains (loss)	1,700,156	—	1,700,156
Change in unrealized appreciation (depreciation)	(357,015)	340,120	(16,895)
Amortization premium/discount	—	—	—
Net purchase (sales)	(9,202,051)	—	(9,202,051)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of May 31, 2011	$—	$1,287,010	$1,287,010
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2011	$—	$340,120	$340,120

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011